Amortized Cost or Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Values of Available-For-Sale and Held-To-Maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost or cost	$ 62,706,408		$ 59,652,036
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	4,334,225		8,567,202
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	636,911		41,076
Total available-for-sale fixed-maturity securities, fair value	66,403,722		68,178,162
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	13,559	[1]	17,404	[1]
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost	220,752		475,074
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains	1,119		11,641
Total fixed-maturity securities, held-to-maturity, Gross unrealized losses	2,355
Total fixed-maturity securities, held-to-maturity, Fair value	219,516		486,715
Total fixed-maturity securities, held-to-maturity, OTTI in accumulated other Comprehensive income		[1]		[1]
Available for sale and held-to-maturity securities, Amortized cost or cost	62,927,160		60,127,110
Available for sale and held-to-maturity securities, gross unrealized gains	4,335,344		8,578,843
Available for sale and held-to-maturity securities, gross unrealized losses	639,266		41,076
Available for sale and held-to-maturity securities, fair value	66,623,238		68,664,877
Available for sale and held-to-maturity securities, OTTI in accumulated other comprehensive income	13,559	[1]	17,404	[1]
U.S. government
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost or cost	1,103,739		880,251
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	58,198		131,250
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	3,078		2,054
Total available-for-sale fixed-maturity securities, fair value	1,158,859		1,009,447
Agencies not backed by the full faith and credit of the U.S. government
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost or cost	480,981		744,623
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	30,861		129,001
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	13
Total available-for-sale fixed-maturity securities, fair value	511,829		873,624
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost or cost	4,916,086		3,891,615
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	161,812		587,357
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	119,538		5,339
Total available-for-sale fixed-maturity securities, fair value	4,958,360		4,473,633
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost or cost	341,223		460,615
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	24,167		63,379
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	156
Total available-for-sale fixed-maturity securities, fair value	365,234		523,994
Public utilities
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost or cost	4,692,512		4,512,465
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	467,650		882,652
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	23,952		738
Total available-for-sale fixed-maturity securities, fair value	5,136,210		5,394,379
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	650	[1]	975	[1]
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost or cost	39,446,124		35,834,283
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	2,700,886		5,135,779
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	470,158		32,590
Total available-for-sale fixed-maturity securities, fair value	41,676,852		40,937,472
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	1,429	[1]	9,996	[1]
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost or cost	11,668,499		13,263,966
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	876,705		1,629,977
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	19,911		246
Total available-for-sale fixed-maturity securities, fair value	12,525,293		14,893,697
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income			979	[1]
Collateralized mortgage obligations
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost or cost	12,557		15,225
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	1,655		1,940
Total fixed-maturity securities, available-for-sale, Gross unrealized losses			15
Total available-for-sale fixed-maturity securities, fair value	14,212		17,150
Collateralized debt obligations
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost or cost	44,687		48,993
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	12,291		5,867
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	105		94
Total available-for-sale fixed-maturity securities, fair value	56,873		54,766
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	11,480	[1]	5,454	[1]
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost	220,642		474,936
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains	1,100		11,617
Total fixed-maturity securities, held-to-maturity, Gross unrealized losses	2,355
Total fixed-maturity securities, held-to-maturity, Fair value	219,387		486,553
Total fixed-maturity securities, held-to-maturity, OTTI in accumulated other Comprehensive income		[1]		[1]
Corporate Securities
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost	110		138
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains	19		24
Total fixed-maturity securities, held-to-maturity, Fair value	129		162
Total fixed-maturity securities, held-to-maturity, OTTI in accumulated other Comprehensive income		[1]		[1]

[1]	The amount represents the net unrealized gain or loss on other-than-temporarily impaired securities. It includes the portion of OTTI losses in accumulated other comprehensive income, which was not included in earnings.